INCOME TAX - Textual (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2021 COP ($) item $ / item	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2021 COP ($) item $ / item
Disclosure of income tax [Line Items]
Applicable tax rate	34.00%	36.00%	33.00%
Unaccounted deferred tax liabilities	$ 13,081,990	$ 10,770,417		$ 13,081,990
Withholdings tax on dividends paid to entities	$ 11,309	20,331
Bottom of range [member]
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit	25.00%
Top of range [member]
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit	35.00%
Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 50,006	$ 111,591		50,006
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal			$ (63,849)
Income tax recovery	(71,282)
Adjustment of expenditure of previous periods	59,825
Banco Popular S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal			$ (24,914)
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Income tax recovery	(10,185)
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Income tax recovery	(12,888)
Other entities
Disclosure of income tax [Line Items]
Income tax recovery	(9,108)
BAC Credomatic Inc.
Disclosure of income tax [Line Items]
Deferred tax reversal	(71,638)
Banco AV Villas
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 2,196			$ 2,196
Bogota Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate				0.00%
Colombia
Disclosure of income tax [Line Items]
Applicable tax rate	31.00%	32.00%	33.00%
Tax rate of special free zone	20.00%	20.00%	20.00%
Tax rate on presumptive income	0.50%	1.50%	3.50%
Number of units of tax value | item	120,000			120,000
Units of Tax value | $ / item	36,308			36,308
Probability percentage of industry and commerce tax paid	50.00%
Colombia | Not later than one year [member]
Disclosure of income tax [Line Items]
Applicable tax rate	35.00%
Colombia | Surcharge
Disclosure of income tax [Line Items]
Applicable tax rate	3.00%	4.00%
Colombia | Surcharge | Not later than one year [member]
Disclosure of income tax [Line Items]
Applicable tax rate	3.00%
Colombia | Capital gain Tax
Disclosure of income tax [Line Items]
Applicable tax rate	10.00%	10.00%	10.00%
Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Guatemala | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
El Salvador | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Honduras
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Costa Rica
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Nicaragua
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Peru | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	29.50%	29.50%	29.50%